UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investors Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: October 31

Date of reporting period: July 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON CLEARBRIDGE

LARGE CAP VALUE FUND

FORM N-Q

JULY 31, 2010

LEGG MASON CLEARBRIDGE LARGE CAP VALUE FUND

Schedule of investments (unaudited)	July 31, 2010

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.0%
CONSUMER DISCRETIONARY - 17.5%
Hotels, Restaurants & Leisure - 1.7%
McDonald’s Corp.	168,346	$11,738,766

Media - 13.1%
DISH Network Corp., Class A Shares	664,931	13,351,814
News Corp., Class A Shares	1,485,752	19,389,064
Scripps Networks Interactive, Class A Shares	171,495	7,310,832
SES Global SA, FDR	593,308	14,655,432
Time Warner Cable Inc.	249,190	14,246,192
Time Warner Inc.	663,098	20,861,063

Total Media		89,814,397

Multiline Retail - 1.0%
Target Corp.	127,531	6,544,891

Specialty Retail - 1.7%
Home Depot Inc.	410,837	11,712,963

TOTAL CONSUMER DISCRETIONARY		119,811,017

CONSUMER STAPLES - 12.8%
Food & Staples Retailing - 2.7%
CVS Caremark Corp.	264,694	8,123,459
Wal-Mart Stores Inc.	202,459	10,363,876

Total Food & Staples Retailing		18,487,335

Food Products - 1.0%
Unilever PLC, ADR	241,542	6,915,347

Household Products - 4.0%
Kimberly-Clark Corp.	318,980	20,452,998
Procter & Gamble Co.	110,316	6,746,926

Total Household Products		27,199,924

Tobacco - 5.1%
Altria Group Inc.	315,042	6,981,331
Lorillard Inc.	103,873	7,919,278
Philip Morris International Inc.	398,781	20,353,782

Total Tobacco		35,254,391

TOTAL CONSUMER STAPLES		87,856,997

ENERGY - 14.0%
Energy Equipment & Services - 2.3%
Halliburton Co.	390,104	11,656,308
Transocean Ltd.	96,263	4,448,313	*

Total Energy Equipment & Services		16,104,621

Oil, Gas & Consumable Fuels - 11.7%
Apache Corp.	74,490	7,119,754
El Paso Corp.	1,444,792	17,799,837
Exxon Mobil Corp.	245,360	14,643,085
Royal Dutch Shell PLC, ADR, Class A Shares	155,550	8,620,581
Suncor Energy Inc.	344,222	11,342,115
Total SA, ADR	401,305	20,318,072

Total Oil, Gas & Consumable Fuels		79,843,444

TOTAL ENERGY		95,948,065

FINANCIALS - 23.5%
Capital Markets - 4.4%
Bank of New York Mellon Corp.	222,081	5,567,571
Charles Schwab Corp.	518,581	7,669,813
Morgan Stanley	380,048	10,257,495
State Street Corp.	178,326	6,940,448

Total Capital Markets		30,435,327

Commercial Banks - 3.5%
Wells Fargo & Co.	853,329	23,662,813

Consumer Finance - 1.9%
American Express Co.	289,512	12,923,816

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2010

SECURITY	SHARES	VALUE
Diversified Financial Services - 6.3%
Bank of America Corp.	1,409,674	$19,791,823
JPMorgan Chase & Co.	586,357	23,618,460

Total Diversified Financial Services		43,410,283

Insurance - 7.4%
Chubb Corp.	169,628	8,927,522
Loews Corp.	325,333	12,086,121
Marsh & McLennan Cos. Inc.	436,308	10,261,964
Progressive Corp.	388,530	7,630,729
Travelers Cos. Inc.	230,025	11,604,761

Total Insurance		50,511,097

TOTAL FINANCIALS		160,943,336

HEALTH CARE - 8.7%
Health Care Providers & Services - 0.9%
WellPoint Inc.	129,664	6,576,558	*

Pharmaceuticals - 7.8%
Abbott Laboratories	179,584	8,813,983
Johnson & Johnson	215,727	12,531,581
Merck & Co. Inc.	242,302	8,349,727
Novartis AG, ADR	224,124	10,923,804
Pfizer Inc.	432,845	6,492,675
Roche Holding AG	47,617	6,193,821

Total Pharmaceuticals		53,305,591

TOTAL HEALTH CARE		59,882,149

INDUSTRIALS - 7.9%
Aerospace & Defense - 3.5%
Honeywell International Inc.	282,268	12,098,006
Raytheon Co.	249,499	11,544,319

Total Aerospace & Defense		23,642,325

Industrial Conglomerates - 4.4%
General Electric Co.	933,276	15,044,409
United Technologies Corp.	212,166	15,085,003

Total Industrial Conglomerates		30,129,412

TOTAL INDUSTRIALS		53,771,737

INFORMATION TECHNOLOGY - 5.9%
Computers & Peripherals - 1.8%
Hewlett-Packard Co.	257,889	11,873,210

IT Services - 2.3%
International Business Machines Corp.	123,792	15,894,893

Software - 1.8%
Microsoft Corp.	476,467	12,297,613

TOTAL INFORMATION TECHNOLOGY		40,065,716

MATERIALS - 1.8%
Chemicals - 1.8%
Air Products & Chemicals Inc.	173,290	12,577,388

TELECOMMUNICATION SERVICES - 4.9%
Diversified Telecommunication Services - 4.9%
AT&T Inc.	360,540	9,352,408
CenturyTel Inc.	386,737	13,775,572
Verizon Communications Inc.	350,943	10,198,403

TOTAL TELECOMMUNICATION SERVICES		33,326,383

UTILITIES - 2.0%
Multi-Utilities - 2.0%
Sempra Energy	273,559	13,609,561

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $593,417,562)		$677,792,349

See Notes to Schedule of Investments.

2

LEGG MASON CLEARBRIDGE LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENT - 1.0%
Repurchase Agreement - 1.0%
Interest in $25,000,000 joint tri-party repurchase agreement dated 7/30/10 with Deutsche Bank Securities Inc.; Proceeds at maturity - $6,871,109; (Fully collateralized by various U.S. government obligations, 4.625% due 10/15/14; Market value - $7,008,543) (Cost - $6,871,000)	0.190%	8/2/10	$6,871,000	$6,871,000

TOTAL INVESTMENTS - 100.0% (Cost - $600,288,562#)				684,663,349
Liabilities in Excess of Other Assets - 0.0%				(20,491)

TOTAL NET ASSETS - 100.0%				$684,642,858

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
FDR	— Foreign Depositary Receipt

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason ClearBridge Large Cap Value Fund (formerly known as Legg Mason ClearBridge Investors Value Fund) (the “Fund”) is a separate non-diversified series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Trustees. Fair valuing of securities may be also determined with the assistance of a pricing service using calculations based on indices of domestic securities and the appropriate indicators, such as prices of relevant American depository receipts (ADRs) and futures contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future amounts of cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$677,792,349	—	—	$677,792,349
Short-term investments†	—	$6,871,000	—	6,871,000

Total investments	$677,792,349	$6,871,000	—	$684,663,349

†	See Schedule of Investments for additional detailed categorizations.

4

Notes to Schedule of Investments (unaudited) (continued)

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$126,925,992
Gross unrealized depreciation	(42,551,205)

Net unrealized appreciation	$84,374,787

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended July 31, 2010, the Fund did not invest in any derivative instruments.

5

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	September 27, 2010

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	September 27, 2010